SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2016	Feb. 29, 2016 USD ($)	Sep. 30, 2016 USD ($) $ / shares Rate	Jun. 30, 2016 USD ($) vessels Rate	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Jul. 01, 2016 Rate
Subsequent Event [Line Items]
Proceeds from sale of vessels and termination of charters				$ 4,932	$ (2,003)	$ 42,275
Number of offshore supply vessels | vessels				5
Term of lease or charter				15 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of vessels and termination of charters			$ 24,000
Compensation payable (receivable) for early contract termination of charter, upfront payment (receipt)			$ 300
Common Stock, Dividends, Per Share, Declared | $ / shares			$ 0.45
Receivable, Interest Rate, Stated Percentage | Rate			2.25%
Interest Rate on Paid-in-Kind Interest | Rate			4.50%
Term of loan notes			6 years
Compensation Received on Termination of Charters, Notes Receivable			$ 6,000
Deep Sea [Member]
Subsequent Event [Line Items]
Joint Venture, Ownership Percentage | Rate				50.00%
Receivable, Interest Rate, Stated Percentage		7.25%
Term of loan notes		6 years
Compensation Received on Termination of Charters, Notes Receivable		$ 11,600
Deep Sea [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Term of lease or charter	3 years
Profit sharing percentage | Rate							50.00%